ADVISORS SERIES TRUST
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, Wisconsin 53202

March 4, 2020

Via Edgar Transmission

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Fort Pitt Capital Total Return Fund (S000032592)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Fort Pitt Capital Total Return Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated February 28, 2020, and filed electronically as Post-Effective Amendment No. 944 to the Trust’s Registration Statement on Form N‑1A on February 26, 2020.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust